Advance to Suppliers (Details) - Schedule of Advance to Suppliers ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Advance to Suppliers [Abstract]
Advance to suppliers	¥ 26,212	$ 3,614	¥ 15,359
Less: expected credit losses	(8,799)	(1,213)	(8,366)
Advance to suppliers, net	¥ 17,413	$ 2,401	¥ 6,993